Related and Interested Parties (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Schedule of benefits to key management personnel
For the year ended December 31
2023	2022
$ millions	$ millions

Short-term benefits	9	14
Post-employment benefits	1	1
Share-based payments	7	12
Total *	17	27
* To interested parties employed by the Company	5	7
* To interested parties not employed by the Company	1	1

Schedule of transactions with related and interested parties
For the year ended December 31
2023	2022	2021
$ millions	$ millions	$ millions

Sales	1	7	7
Cost of sales	1	13	6
Selling, transport and marketing expenses	6	15	13
Financing income, net	(1)	-	(2)
General and administrative expenses	1	1	1
Management fees to the parent company	-	1	1

Schedule of balances with interested parties
As of December 31
2023	2022
$ millions	$ millions

Other current assets	19	34

Other current liabilities	1	2